Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

September 30, 2020

VCSP-QTLY-1120
1.856924.113

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Beverages - 30.7%
Brewers - 0.2%
Budweiser Brewing Co. APAC Ltd. (a)	96,400	$281,955
Molson Coors Beverage Co. Class B	7,700	258,412
		540,367
Distillers & Vintners - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	23,400	4,434,534
Diageo PLC	98,300	3,376,479
		7,811,013
Soft Drinks - 27.0%
Coca-Cola Bottling Co. Consolidated	300	72,204
Coca-Cola European Partners PLC	21,000	815,010
Cott Corp.	18,300	259,860
Guru Beverages rights (b)(c)	17,100	69,990
Keurig Dr. Pepper, Inc.	251,200	6,933,120
Monster Beverage Corp. (b)	111,800	8,966,360
PepsiCo, Inc.	128,506	17,810,932
The Coca-Cola Co.	527,338	26,034,677
		60,962,153

TOTAL BEVERAGES		69,313,533

Food & Staples Retailing - 15.7%
Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	10,300	369,976
Food Distributors - 1.9%
Sysco Corp.	22,900	1,424,838
U.S. Foods Holding Corp. (b)	132,400	2,941,928
		4,366,766
Food Retail - 4.1%
Albertsons Companies, Inc. (b)(d)	96,200	1,332,370
Grocery Outlet Holding Corp. (b)	4,200	165,144
Kroger Co.	231,152	7,838,364
Laird Superfood, Inc.	300	13,761
		9,349,639
Hypermarkets & Super Centers - 9.5%
Costco Wholesale Corp.	21,900	7,774,500
Walmart, Inc.	97,504	13,641,785
		21,416,285

TOTAL FOOD & STAPLES RETAILING		35,502,666

Food Products - 16.7%
Agricultural Products - 0.6%
Bunge Ltd.	9,600	438,720
Darling Ingredients, Inc. (b)	25,500	918,765
		1,357,485
Packaged Foods & Meats - 16.1%
Campbell Soup Co.	10,000	483,700
Conagra Brands, Inc.	63,600	2,271,156
Danone SA	31,456	2,037,564
Farmer Brothers Co. (b)	29,700	131,274
Freshpet, Inc. (b)	8,700	971,355
General Mills, Inc.	17,200	1,060,896
JDE Peet's BV	29,500	1,201,216
Lamb Weston Holdings, Inc.	63,500	4,208,145
Mondelez International, Inc.	263,900	15,161,055
Post Holdings, Inc. (b)	38,000	3,268,000
Sanderson Farms, Inc.	3,500	412,895
The Kraft Heinz Co.	69,400	2,078,530
The Simply Good Foods Co. (b)	11,300	249,165
TreeHouse Foods, Inc. (b)	15,800	640,374
Tyson Foods, Inc. Class A	38,000	2,260,240
		36,435,565

TOTAL FOOD PRODUCTS		37,793,050

Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
Compass Group PLC	123,700	1,858,193
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	11,900	239,904
Household Products - 24.3%
Household Products - 24.3%
Clorox Co.	400	84,068
Colgate-Palmolive Co.	14,500	1,118,675
Energizer Holdings, Inc. (d)	39,000	1,526,460
Kimberly-Clark Corp.	48,100	7,102,446
Procter & Gamble Co.	292,007	40,586,052
Spectrum Brands Holdings, Inc.	79,400	4,538,504
		54,956,205
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
JD.com, Inc. Class A	1,900	73,160
Multiline Retail - 0.3%
General Merchandise Stores - 0.3%
Dollar Tree, Inc. (b)	6,400	584,576
Personal Products - 3.2%
Personal Products - 3.2%
Edgewell Personal Care Co. (b)	107,600	2,999,888
Estee Lauder Companies, Inc. Class A	5,200	1,134,900
Herbalife Nutrition Ltd. (b)	38,000	1,772,700
Unilever NV	20,286	1,231,916
		7,139,404
Tobacco - 7.1%
Tobacco - 7.1%
Altria Group, Inc.	250,896	9,694,621
Philip Morris International, Inc.	84,034	6,301,710
		15,996,331
TOTAL COMMON STOCKS
(Cost $176,334,866)		223,457,022

Convertible Preferred Stocks - 1.1%
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
The Honest Co., Inc.:
Series D (b)(c)(e)	32,783	1,500,150
Series E (b)(c)(e)	51,008	999,757
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,499,988)		2,499,907

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)
(Cost $1,187,670)	1,187,551	1,187,670
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $180,022,524)		227,144,599
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,275,853)
NET ASSETS - 100%		$225,868,746

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $281,955 or 0.1% of net assets.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,569,897 or 1.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Guru Beverages rights	9/25/20	$69,621
The Honest Co., Inc. Series D	8/3/15	$1,499,986
The Honest Co., Inc. Series E	9/28/17	$1,000,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,616
Fidelity Securities Lending Cash Central Fund	3,708
Total	$22,324

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.